Cover	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Registrant Name	Lincoln International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43306
Entity Tax Identification Number	38-4224068
Entity Address, Address Line One	110 North Wacker Drive, 51st Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	580-8339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value per share
Trading Symbol	LCLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Central Index Key	0001925283